Schedule of sensitivity analysis for foreign exchange risk on financial instruments (Details) - USD ($) $ in Millions		Jun. 30, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Sensitivity analysis for foreign exchange risk		$ (33,552)	$ (43,263)
Probable scenario [member]
IfrsStatementLineItems [Line Items]
Sensitivity analysis for foreign exchange risk	[1]	(338)	384
Reasonably Possible Scenario [member]
IfrsStatementLineItems [Line Items]
Sensitivity analysis for foreign exchange risk		(8,386)	(10,815)
Remote Scenario [member]
IfrsStatementLineItems [Line Items]
Sensitivity analysis for foreign exchange risk		(16,778)	$ (21,631)
Dollar Per Real [member]
IfrsStatementLineItems [Line Items]
Sensitivity analysis for foreign exchange risk		(31,717)
Dollar Per Real [member] | Cash flow hedges [member]
IfrsStatementLineItems [Line Items]
Sensitivity analysis for foreign exchange risk		61,128
Dollar Per Real [member] | Exchange Rate Cross Currency Swap [Member]
IfrsStatementLineItems [Line Items]
Sensitivity analysis for foreign exchange risk		(601)
Dollar Per Real [member] | Probable scenario [member]
IfrsStatementLineItems [Line Items]
Sensitivity analysis for foreign exchange risk	[1]	(303)
Dollar Per Real [member] | Probable scenario [member] | Cash flow hedges [member]
IfrsStatementLineItems [Line Items]
Sensitivity analysis for foreign exchange risk	[1]	584
Dollar Per Real [member] | Probable scenario [member] | Exchange Rate Cross Currency Swap [Member]
IfrsStatementLineItems [Line Items]
Sensitivity analysis for foreign exchange risk	[1]	(6)
Dollar Per Real [member] | Reasonably Possible Scenario [member]
IfrsStatementLineItems [Line Items]
Sensitivity analysis for foreign exchange risk		(7,929)
Dollar Per Real [member] | Reasonably Possible Scenario [member] | Cash flow hedges [member]
IfrsStatementLineItems [Line Items]
Sensitivity analysis for foreign exchange risk		15,282
Dollar Per Real [member] | Reasonably Possible Scenario [member] | Exchange Rate Cross Currency Swap [Member]
IfrsStatementLineItems [Line Items]
Sensitivity analysis for foreign exchange risk		(150)
Dollar Per Real [member] | Remote Scenario [member]
IfrsStatementLineItems [Line Items]
Sensitivity analysis for foreign exchange risk		(15,859)
Dollar Per Real [member] | Remote Scenario [member] | Cash flow hedges [member]
IfrsStatementLineItems [Line Items]
Sensitivity analysis for foreign exchange risk		30,564
Dollar Per Real [member] | Remote Scenario [member] | Exchange Rate Cross Currency Swap [Member]
IfrsStatementLineItems [Line Items]
Sensitivity analysis for foreign exchange risk		(301)
Euro Per Real [member]
IfrsStatementLineItems [Line Items]
Sensitivity analysis for foreign exchange risk		(22)
Euro Per Real [member] | Probable scenario [member]
IfrsStatementLineItems [Line Items]
Sensitivity analysis for foreign exchange risk	[1]	2
Euro Per Real [member] | Reasonably Possible Scenario [member]
IfrsStatementLineItems [Line Items]
Sensitivity analysis for foreign exchange risk		(5)
Euro Per Real [member] | Remote Scenario [member]
IfrsStatementLineItems [Line Items]
Sensitivity analysis for foreign exchange risk		(11)
Euro Per Dollar [member]
IfrsStatementLineItems [Line Items]
Sensitivity analysis for foreign exchange risk		(1,639)
Euro Per Dollar [member] | Probable scenario [member]
IfrsStatementLineItems [Line Items]
Sensitivity analysis for foreign exchange risk	[1]	(36)
Euro Per Dollar [member] | Reasonably Possible Scenario [member]
IfrsStatementLineItems [Line Items]
Sensitivity analysis for foreign exchange risk		(409)
Euro Per Dollar [member] | Remote Scenario [member]
IfrsStatementLineItems [Line Items]
Sensitivity analysis for foreign exchange risk		(820)
Pound Sterling Per Real [member]
IfrsStatementLineItems [Line Items]
Sensitivity analysis for foreign exchange risk		(20)
Pound Sterling Per Real [member] | Probable scenario [member]
IfrsStatementLineItems [Line Items]
Sensitivity analysis for foreign exchange risk	[1]	2
Pound Sterling Per Real [member] | Reasonably Possible Scenario [member]
IfrsStatementLineItems [Line Items]
Sensitivity analysis for foreign exchange risk		(5)
Pound Sterling Per Real [member] | Remote Scenario [member]
IfrsStatementLineItems [Line Items]
Sensitivity analysis for foreign exchange risk		(10)
Pound Sterling Per Dollar [member]
IfrsStatementLineItems [Line Items]
Sensitivity analysis for foreign exchange risk		(154)
Pound Sterling Per Dollar [member] | Currency swap contract [member]
IfrsStatementLineItems [Line Items]
Sensitivity analysis for foreign exchange risk		1,678
Pound Sterling Per Dollar [member] | Probable scenario [member]
IfrsStatementLineItems [Line Items]
Sensitivity analysis for foreign exchange risk	[1]	(3)
Pound Sterling Per Dollar [member] | Probable scenario [member] | Currency swap contract [member]
IfrsStatementLineItems [Line Items]
Sensitivity analysis for foreign exchange risk	[1]	32
Pound Sterling Per Dollar [member] | Reasonably Possible Scenario [member]
IfrsStatementLineItems [Line Items]
Sensitivity analysis for foreign exchange risk		(38)
Pound Sterling Per Dollar [member] | Reasonably Possible Scenario [member] | Currency swap contract [member]
IfrsStatementLineItems [Line Items]
Sensitivity analysis for foreign exchange risk		420
Pound Sterling Per Dollar [member] | Remote Scenario [member]
IfrsStatementLineItems [Line Items]
Sensitivity analysis for foreign exchange risk		(78)
Pound Sterling Per Dollar [member] | Remote Scenario [member] | Currency swap contract [member]
IfrsStatementLineItems [Line Items]
Sensitivity analysis for foreign exchange risk		839
Derivatives Assets [member] | Dollar Per Real [member]
IfrsStatementLineItems [Line Items]
Sensitivity analysis for foreign exchange risk		4,872
Derivatives Assets [member] | Dollar Per Real [member] | Probable scenario [member]
IfrsStatementLineItems [Line Items]
Sensitivity analysis for foreign exchange risk	[1]	47
Derivatives Assets [member] | Dollar Per Real [member] | Reasonably Possible Scenario [member]
IfrsStatementLineItems [Line Items]
Sensitivity analysis for foreign exchange risk		1,218
Derivatives Assets [member] | Dollar Per Real [member] | Remote Scenario [member]
IfrsStatementLineItems [Line Items]
Sensitivity analysis for foreign exchange risk		2,436
Derivatives Assets [member] | Euro Per Real [member]
IfrsStatementLineItems [Line Items]
Sensitivity analysis for foreign exchange risk		3
Derivatives Assets [member] | Euro Per Real [member] | Reasonably Possible Scenario [member]
IfrsStatementLineItems [Line Items]
Sensitivity analysis for foreign exchange risk		1
Derivatives Assets [member] | Euro Per Real [member] | Remote Scenario [member]
IfrsStatementLineItems [Line Items]
Sensitivity analysis for foreign exchange risk		2
Derivatives Assets [member] | Euro Per Dollar [member]
IfrsStatementLineItems [Line Items]
Sensitivity analysis for foreign exchange risk		1,667
Derivatives Assets [member] | Euro Per Dollar [member] | Probable scenario [member]
IfrsStatementLineItems [Line Items]
Sensitivity analysis for foreign exchange risk	[1]	37
Derivatives Assets [member] | Euro Per Dollar [member] | Reasonably Possible Scenario [member]
IfrsStatementLineItems [Line Items]
Sensitivity analysis for foreign exchange risk		417
Derivatives Assets [member] | Euro Per Dollar [member] | Remote Scenario [member]
IfrsStatementLineItems [Line Items]
Sensitivity analysis for foreign exchange risk		833
Derivatives Assets [member] | Pound Sterling Per Real [member]
IfrsStatementLineItems [Line Items]
Sensitivity analysis for foreign exchange risk		4
Derivatives Assets [member] | Pound Sterling Per Real [member] | Reasonably Possible Scenario [member]
IfrsStatementLineItems [Line Items]
Sensitivity analysis for foreign exchange risk		1
Derivatives Assets [member] | Pound Sterling Per Real [member] | Remote Scenario [member]
IfrsStatementLineItems [Line Items]
Sensitivity analysis for foreign exchange risk		2
Derivatives Assets [member] | Pound Sterling Per Dollar [member]
IfrsStatementLineItems [Line Items]
Sensitivity analysis for foreign exchange risk		1,933
Derivatives Assets [member] | Pound Sterling Per Dollar [member] | Probable scenario [member]
IfrsStatementLineItems [Line Items]
Sensitivity analysis for foreign exchange risk	[1]	36
Derivatives Assets [member] | Pound Sterling Per Dollar [member] | Reasonably Possible Scenario [member]
IfrsStatementLineItems [Line Items]
Sensitivity analysis for foreign exchange risk		483
Derivatives Assets [member] | Pound Sterling Per Dollar [member] | Remote Scenario [member]
IfrsStatementLineItems [Line Items]
Sensitivity analysis for foreign exchange risk		966
Derivative liabilities [member] | Dollar Per Real [member]
IfrsStatementLineItems [Line Items]
Sensitivity analysis for foreign exchange risk		(97,116)
Derivative liabilities [member] | Dollar Per Real [member] | Probable scenario [member]
IfrsStatementLineItems [Line Items]
Sensitivity analysis for foreign exchange risk	[1]	(928)
Derivative liabilities [member] | Dollar Per Real [member] | Reasonably Possible Scenario [member]
IfrsStatementLineItems [Line Items]
Sensitivity analysis for foreign exchange risk		(24,279)
Derivative liabilities [member] | Dollar Per Real [member] | Remote Scenario [member]
IfrsStatementLineItems [Line Items]
Sensitivity analysis for foreign exchange risk		(48,558)
Derivative liabilities [member] | Euro Per Real [member]
IfrsStatementLineItems [Line Items]
Sensitivity analysis for foreign exchange risk		(25)
Derivative liabilities [member] | Euro Per Real [member] | Probable scenario [member]
IfrsStatementLineItems [Line Items]
Sensitivity analysis for foreign exchange risk	[1]	2
Derivative liabilities [member] | Euro Per Real [member] | Reasonably Possible Scenario [member]
IfrsStatementLineItems [Line Items]
Sensitivity analysis for foreign exchange risk		(6)
Derivative liabilities [member] | Euro Per Real [member] | Remote Scenario [member]
IfrsStatementLineItems [Line Items]
Sensitivity analysis for foreign exchange risk		(13)
Derivative liabilities [member] | Euro Per Dollar [member]
IfrsStatementLineItems [Line Items]
Sensitivity analysis for foreign exchange risk		(3,306)
Derivative liabilities [member] | Euro Per Dollar [member] | Probable scenario [member]
IfrsStatementLineItems [Line Items]
Sensitivity analysis for foreign exchange risk	[1]	(73)
Derivative liabilities [member] | Euro Per Dollar [member] | Reasonably Possible Scenario [member]
IfrsStatementLineItems [Line Items]
Sensitivity analysis for foreign exchange risk		(826)
Derivative liabilities [member] | Euro Per Dollar [member] | Remote Scenario [member]
IfrsStatementLineItems [Line Items]
Sensitivity analysis for foreign exchange risk		(1,653)
Derivative liabilities [member] | Pound Sterling Per Real [member]
IfrsStatementLineItems [Line Items]
Sensitivity analysis for foreign exchange risk		(24)
Derivative liabilities [member] | Pound Sterling Per Real [member] | Probable scenario [member]
IfrsStatementLineItems [Line Items]
Sensitivity analysis for foreign exchange risk	[1]	2
Derivative liabilities [member] | Pound Sterling Per Real [member] | Reasonably Possible Scenario [member]
IfrsStatementLineItems [Line Items]
Sensitivity analysis for foreign exchange risk		(6)
Derivative liabilities [member] | Pound Sterling Per Real [member] | Remote Scenario [member]
IfrsStatementLineItems [Line Items]
Sensitivity analysis for foreign exchange risk		(12)
Derivative liabilities [member] | Pound Sterling Per Dollar [member]
IfrsStatementLineItems [Line Items]
Sensitivity analysis for foreign exchange risk		(3,765)
Derivative liabilities [member] | Pound Sterling Per Dollar [member] | Probable scenario [member]
IfrsStatementLineItems [Line Items]
Sensitivity analysis for foreign exchange risk	[1]	(71)
Derivative liabilities [member] | Pound Sterling Per Dollar [member] | Reasonably Possible Scenario [member]
IfrsStatementLineItems [Line Items]
Sensitivity analysis for foreign exchange risk		(941)
Derivative liabilities [member] | Pound Sterling Per Dollar [member] | Remote Scenario [member]
IfrsStatementLineItems [Line Items]
Sensitivity analysis for foreign exchange risk		$ (1,883)

[1]	At June 30, 2021, the probable scenario was computed based on the following risks: R$ x U.S. Dollar - a 1% depreciation of the Real; Euro x U.S. Dollar: a 2.2% appreciation of the Euro; Pound Sterling x U.S. Dollar: a 1.86% appreciation of the Pound Sterling; Real x Euro: a 9.4% appreciation of the Real; and Real x Pound Sterling - a 9.7% appreciation of the Real. Source: Focus and Thomson Reuters.